Related Party Transactions	12 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

Consulting Services

AEG Consulting, a firm owned by one of the Company’s Co-Chairmen, received $15,195 and $10,238 for consulting fees for the years ended June 30, 2017 and 2016, respectively.

The Company’s CEO and Vice President of Engineering participated in the closing of the 2016-2017 Offering that occurred on November 25, 2016 where they each purchased 20,000 shares of Common Stock at a price of $5.00 per share. The Company’s Vice-President of Operations also purchased 2,000 shares of Common Stock in the closing at an aggregate purchase price of $10,000. One of the Co-Chairmen of the Company’s Board purchased 200,000 shares of Common Stock at a price of $5.00 per share at an aggregate purchase price of $1,000,000. The brother of the CEO purchased 14,000 shares of Common Stock in the closing at an aggregate purchase price of $70,000.

The Company’s second Co-Chairman participated in the closing of the 2016-2017 Offering that occurred on December 27, 2016 where he purchased 2,000 shares of Common Stock at a price of $5.00 per share for an aggregate purchase price of $10,000. A second brother of the CEO purchased 20,000 shares of Common Stock in the closing at an aggregate purchase price of $100,000.

Inventory Purchase

In March 2016, the Company purchased inventory from Big Red LLC (“Big Red”), a company formed by the CEO, the brother of the Company’s CEO, the Vice President of Operations and one additional party. The transaction for $43,544 was executed so the Company could pursue commercialization of the amplifier inventory purchased. The Company will utilize this inventory and related technology to process and sell the amplifiers. The CEO and Vice President of Operations assigned their interests in Big Red to other parties in March of 2016.

License Agreement

In April 2016, the Company entered into a license agreement with Big Red. The license agreement was executed so that the Company could pursue commercialization of amplifier inventory purchased from Big Red in March 2016. The Company will utilize this inventory and related technology to process and sell the amplifiers. Future revenue from sales utilizing the amplifier technology will result in a license fee paid to Big Red according to the following schedule:

Net Sales	Royalty Percentage
$0 - $500,000	5.00%
$500,000 - $1,000,000	4.00%
$1,000,000 - $2,000,000	3.50%
$2,000,000 – $5,000,000	3.00%
$5,000,001 and over	2.00%